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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06536
Invesco Van Kampen Trust for Investment Grade New Jersey Municipals

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Van Kampen Trust for Investment
Grade New Jersey Municipals
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	VK-CE-IGNJM-QTR-1 07/10	Invesco Advisers, Inc.

Invesco Van Kampen Trust for Investment Grade New Jersey Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 162.7%
	New Jersey 133.7%
$2,250	Bergen Cnty, NJ Util Auth Wtr Sys (AMBAC Insd)	5.000%	12/15/31	$2,369,993
1,500	Burlington Cnty, NJ Brdg Cmnty Econ Dev Rev Evergreens Proj	5.625	01/01/38	1,320,810
2,000	Camden Cnty, NJ Muni Util Auth Swr Rev Cap Apprec, Ser B (NATL Insd)	*	09/01/14	1,803,000
2,500	Camden Cnty, NJ Muni Util Auth Swr Rev Cap Apprec, Ser B (NATL Insd)	*	09/01/15	2,146,825
4,095	Camden, NJ (AGM Insd)	*	02/15/11	4,067,891
1,000	Colt’s Neck Twp, NJ Brd Ed (AGM Insd)	5.000	02/01/21	1,170,140
1,500	Cumberland Cnty, NJ Impt Auth Solid Waste Sys Rev, Ser A	5.000	01/01/30	1,511,730
1,845	East Orange, NJ Brd Ed Ctf Part Cap Apprec (AGM Insd)	*	08/01/19	1,197,645
1,845	East Orange, NJ Brd Ed Ctf Part Cap Apprec (AGM Insd)	*	02/01/25	830,527
2,850	East Orange, NJ Brd Ed Ctf Part Cap Apprec (AGM Insd)	*	02/01/28	1,038,483
2,330	Edgewater, NJ Muni Util Auth Rev Swr Rfdg (NATL Insd) (a)	*	11/01/12	2,287,594
775	Essex Cnty, NJ Util Auth Solid Waste Rev Rfdg (AGL Insd)	5.000	04/01/21	872,046
1,020	Mantua Twp, NJ Sch Dist Rfdg (NATL Insd)	5.000	03/01/15	1,080,608
7,055	Mercer Cnty, NJ Impt Auth Rev Cap Apprec Gtd Solid Waste Rfdg	*	04/01/12	6,948,893

Invesco Van Kampen Trust for Investment Grade New Jersey Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$1,000	Middlesex Cnty, NJ Impt Auth Rev Admin Bldg Residential Proj (FNMA Collateralized) (AMT)	5.350%	07/01/34	$1,004,580
1,500	New Jersey Econ Dev Auth Middlesex Wtr Co Proj Rfdg (AMBAC Insd) (AMT)	5.100	01/01/32	1,499,940
500	New Jersey Econ Dev Auth Ret Cmnty Rev Seabrook Vlg Inc Fac Rfdg	5.250	11/15/26	443,225
500	New Jersey Econ Dev Auth Ret Cmnty Rev Seabrook Vlg Inc Fac Rfdg	5.250	11/15/36	415,145
1,500	New Jersey Econ Dev Auth Rev Cig Tax	5.500	06/15/31	1,469,640
1,000	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	6.000	07/01/38	953,190
375	New Jersey Econ Dev Auth Rev First Mtg Lions Gate Proj A	5.875	01/01/37	322,894
2,000	New Jersey Econ Dev Auth Rev First Mtg Winchester, Ser A	5.800	11/01/31	2,005,760
1,000	New Jersey Econ Dev Auth Rev Kapkowski Rd Landfill Proj Rfdg	5.750	10/01/21	1,032,630
1,000	New Jersey Econ Dev Auth Rev MSU Student Hsg Proj Provident Group Montclair LLC	5.875	06/01/42	1,015,200
7,000	New Jersey Econ Dev Auth Rev Mtr Veh Rev, Ser A (BHAC Insd) (b)	5.250	07/01/26	8,324,330

Invesco Van Kampen Trust for Investment Grade New Jersey Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$525	New Jersey Econ Dev Auth Rev Newark Downtown Dist Mgmt Corp	5.125%	06/15/27	$506,856
700	New Jersey Econ Dev Auth Rev Newark Downtown Dist Mgmt Corp	5.125	06/15/37	644,028
1,500	New Jersey Econ Dev Auth Rev Sch Fac Constr Rfdg, Ser N-1 (AMBAC Insd)	5.500	09/01/26	1,712,100
1,250	New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser BB	5.000	09/01/34	1,309,925
1,000	New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser Z (AGL Insd)	5.500	12/15/34	1,102,290
7,000	New Jersey Econ Dev Auth Rev Sch Fac, Ser U (AGM Insd) (b)	5.000	09/01/32	7,349,930
10,000	New Jersey Econ Dev Auth St Contract Econ Recovery (NATL Insd) (e)	5.900	03/15/21	11,925,600
1,000	New Jersey Econ Dev Auth Wtr Fac Rev NJ Amern Wtr Co Rfdg, Ser B (AMT)	5.600	11/01/34	1,031,750
1,500	New Jersey Hlthcare Fac Fin Auth Rev Children’s Specialized Hosp, Ser A	5.500	07/01/36	1,473,495
565	New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic (AGM Insd) (a)	6.500	07/01/11	593,148
4,250	New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic (AGM Insd) (a)	6.750	07/01/19	5,326,950

Invesco Van Kampen Trust for Investment Grade New Jersey Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$1,000	New Jersey Hlthcare Fac Fin Auth Rev Hackensack Univ Med Ctr (AGL Insd)	5.125%	01/01/27	$1,049,310
1,995	New Jersey Hlthcare Fac Fin Auth Rev Meridian Hlth Conv, Ser I (AGL Insd)	5.000	07/01/38	2,032,805
1,000	New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr Oblig Grp (ACA Insd)	5.250	07/01/28	806,640
700	New Jersey Hlthcare Fac Fin Auth Rev Saint Joseph’s Hlthcare Sys	6.625	07/01/38	729,001
220	New Jersey Hlthcare Fac Fin Auth Rev Saint Mary Hosp (a)	5.875	07/01/12	233,710
2,300	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	2,312,949
2,000	New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp	5.000	07/01/36	1,991,280
2,000	New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp	5.000	07/01/46	1,953,600
2,000	New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp (Prerefunded @ 7/01/12)	6.000	07/01/32	2,212,100
1,000	New Jersey Hlthcare Fac Kennedy Hlth Sys	5.625	07/01/31	1,005,590
1,000	New Jersey Hlthcare Fac Saint Clare’s Hosp Inc Rfdg, Ser A (Radian Insd) (a)	5.250	07/01/23	1,215,510
500	New Jersey St Ed Fac Auth Rev Monmouth Univ, Ser D	5.125	07/01/24	500,105
1,000	New Jersey St Ed Fac Auth Rev Princeton Theological, Ser A	5.000	07/01/30	1,108,400

Invesco Van Kampen Trust for Investment Grade New Jersey Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$5,000	New Jersey St Higher Ed Assistance Auth Student Ln Rev Rfdg, Ser 1A (b)	5.000%	12/01/25	$5,081,300
3,150	New Jersey St Higher Ed Assistance Auth Student Ln Rev Rfdg, Ser 1A (b)	5.000	12/01/26	3,199,140
1,500	New Jersey St Higher Ed Assistance Auth Student Ln Rev, Ser A	5.625	06/01/30	1,589,265
1,270	New Jersey St Hsg & Mtg Fin Agy Multi-Family Hsg Rev, Ser A (AMBAC Insd) (AMT)	5.550	05/01/27	1,270,584
390	New Jersey St Tpk Auth Tpk Rev, Ser C (NATL Insd)	6.500	01/01/16	471,346
1,880	New Jersey St Tpk Auth Tpk Rev, Ser C (NATL Insd) (a)	6.500	01/01/16	2,168,787
705	New Jersey St Tpk Auth Tpk Rev Rfdg, Ser A (AGM Insd)	5.250	01/01/27	813,077
1,600	New Jersey St Trans Tr Fd Auth Cap Apprec Trans Sys, Ser A	*	12/15/30	517,232
2,000	New Jersey St Trans Tr Fd Auth Cap Apprec Trans Sys, Ser A	*	12/15/31	601,580
6,000	New Jersey St Trans Tr Fd Auth Trans Sys, Ser A	*	12/15/39	1,094,160
600	Newark, NJ Hsg Auth Hsg Rev South Ward Police Fac (AGL Insd)	6.750	12/01/38	688,134
1,000	North Hudson Swr Auth NJ Swr Rev Rfdg, Ser A (NATL Insd)	5.250	08/01/16	1,051,970
5,000	Rahway Valley, NJ Swr Auth Swr Cap Apprec, Ser A (NATL Insd)	*	09/01/32	1,458,150

Invesco Van Kampen Trust for Investment Grade New Jersey Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$550	Rutgers St Univ of NJ Rfdg, Ser A	6.400%	05/01/13	$595,507
1,300	Salem Cnty, NJ Impt Auth Rev City Gtd Fin Law St Office Bldg (AGM Insd)	5.250	08/15/32	1,315,210
3,500	Tobacco Settlement Fin Corp NJ (Prerefunded @ 6/01/12)	6.000	06/01/37	3,860,080
5,825	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/41	3,839,199
1,490	Union Cnty, NJ Util Auth Sub Lease Ogden Martin, Ser A (AMBAC Insd) (AMT)	5.350	06/01/23	1,490,447
1,000	University Med & Dent, Ser A (NATL Insd)	5.000	09/01/17	1,021,180

				129,386,139

	New York 11.8%
5,000	Port Auth NY & NJ Cons 144th (b)	5.000	10/01/35	5,267,950
3,700	Port Auth NY & NJ Cons 152nd (AMT) (b)	5.000	11/01/28	3,794,165
2,000	Port Auth NY & NJ Cons 85th (NATL Insd)	5.375	03/01/28	2,395,560

				11,457,675

	Pennsylvania 1.1%
1,000	Delaware Riv Port Auth PA & NJ Rev, Ser D	5.000	01/01/40	1,016,870

	Guam 2.7%
1,000	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.625	12/01/29	1,030,670
365	Guam Pwr Auth Rev, Ser A	5.500	10/01/40	362,153

Invesco Van Kampen Trust for Investment Grade New Jersey Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Guam (continued)
$1,250	Guam Pwr Auth Rev, Ser A (AMBAC Insd)	5.125%	10/01/29	$1,199,800

				2,592,623

	Puerto Rico 8.8%
550	Puerto Rico Comwlth Infrastructure Fin Auth Spl Tax Rev Rfdg, Ser C (AMBAC Insd)	5.500	07/01/27	582,742
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.000	07/01/28	1,010,050
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.250	07/01/33	1,010,600
2,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.500	07/01/21	2,184,820
25	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	28,922
660	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Conv Cap Apprec, Ser A (c)	0.000/6.250	08/01/33	436,583
435	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	441,464
1,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.750	08/01/37	1,574,100
1,250	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.250	08/01/41	1,256,275

				8,525,556

Invesco Van Kampen Trust for Investment Grade New Jersey Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	U.S. Virgin Islands 4.6%
$2,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375%	10/01/19	$2,028,160
725	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.625	10/01/29	816,995
750	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Nt Sr Lien, Ser A	5.000	10/01/29	747,660
870	Virgin Islands Pub Fin Auth Rev Sub Matching Fd Ln Nt, Ser A	6.000	10/01/39	912,091
				4,504,906

Total Long-Term Investments 162.7% (Cost $150,590,059)				157,483,769

Total Short-Term Investments 2.9% (Cost $2,835,000)				2,835,000

Total Investments 165.6% (Cost $153,425,059)				160,318,769
Liability for Floating Rate Note Obligations Related to Securities Held (19.4%) (Cost ($18,795,000))
(18,795)	Notes with interest rates ranging from 0.27% to 0.37% at July 31, 2010 and contractual maturities of collateral ranging from 2025 to 2035 (d)			(18,795,000)

Total Net Investments 146.2% (Cost $134,630,059)				141,523,769
Other Assets in Excess of Liabilities 0.8%				740,961
Preferred Shares (including accrued distributions) (47.0%)				(45,507,386)

Net Assets Applicable to Common Shares 100.0%				$96,757,344

Invesco Van Kampen Trust for Investment Grade New Jersey Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Escrowed to Maturity

(b)	Underlying security related to Inverse Floaters entered into by the Trust.

(c)	Security is a “step-up” bond where the coupon increases or steps up a predetermined rate.

(d)	Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2010.

(e)	Variable Rate Coupon
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
Comwth — Commonwealth of Puerto Rico
FNMA — Federal National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Radian — Radian Asset Assurance
Security Valuations Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Van Kampen Trust for Investment Grade New Jersey Municipals
Schedule of Investments ■ July 31, 2010 (Unaudited) continued
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	Prices are based on quoted prices in active markets for identical investments.

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Trust’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of July 31, 2010 in valuing the Trust’s investments carried at value.

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Municipal Securities	$-0-	$160,318,769	$-0-	$160,318,769

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$10,023,656
Aggregate unrealized (depreciation) of investment securities	(3,075,908)

Net unrealized appreciation of investment securities	$6,947,748

Cost of investments for tax purposes is $134,581,529

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Trust for Investment Grade New Jersey Municipals

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.